Revenue from Contracts with Customers (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contracts with Customers [Abstract]
Total Revenues by Type
Total revenues from contracts with customers by type were as follows for the three months ended March 31, 2020 and 2019:

	Three months ended March 31,
	2020	2019
Commissions	$936,784	$1,426,235
Hard dollar payments	102,159	109,010
	1,038,943	1,535,245
Research services	-	377,500
Underwriting fees	30,488	-
Sales manager fees	334,825	-
	$1,404,256	$1,912,745

Total revenues from contracts with customers by type were as follows for the years ended December 31, 2019 and 2018:

	2019	2018
Commissions	$5,903,200	$5,349,348
Hard dollar payments	472,875	805,219
	6,376,075	6,154,567
Research services	1,502,500	2,030,000
Underwriting fees	431,114	102,931
Sales manager fees	733,422	15,616
	$9,043,111	$8,303,114